Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about amounts receivable [Table Text Block]
	December 31,	December 31,
	2022	2021
Trade receivables (note 21(b))	$18,285	$22,144
Current taxes recoverable - Brazil	2,156	1,154
Current taxes recoverable - Other	506	358
Other receivables	28	28
Total	$20,975	$23,684